Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Software

(EUR’000)	Goodwill	Software	Total
Cost
January 1, 2024	3,495	2,296	5,791
Additions	—	76	76
December 31, 2024	3,495	2,372	5,867
Additions	—	172	172
December 31, 2025	3,495	2,544	6,039

Amortization and impairment
January 1, 2024	—	(1,372)	(1,372)
Amortization charge	—	(467)	(467)
December 31, 2024	—	(1,839)	(1,839)
Amortization charge	—	(490)	(490)
December 31, 2025	—	(2,329)	(2,329)

Carrying amount
December 31, 2024	3,495	533	4,028
December 31, 2025	3,495	215	3,710